Taxation - Reconciliation of the income tax expenses computed by the statutory income tax rate to the income tax expense (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Income tax computed at statutory EIT rate (25%)		¥ (391,056)		¥ (323,359)	¥ (129,117)
Permanent differences	[1]	47,981		125,132	30,326
Effect of different tax jurisdictions		20,714		4,077	(2,574)
Effect of preferential tax rate		151,971		128,584	51,055
Change in deferred tax assets valuation allowance		184,573		71,009	51,390
Income tax expenses		¥ 14,183	$ 2,056	¥ 5,443	¥ 1,080

[1]	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.